Provisions - Reconciliation of the net present value of the defined benefit obligation (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of the net present value of the defined benefit obligation
Beginning balance	€ 94,071
Ending balance	100,159	€ 94,071
Pension plans
Reconciliation of the net present value of the defined benefit obligation
Beginning balance	81,054
Ending balance	86,983	81,054
Similar obligations
Reconciliation of the net present value of the defined benefit obligation
Beginning balance	13,017
Ending balance	13,176	13,017
Net present value of defined benefit obligation
Reconciliation of the net present value of the defined benefit obligation
Beginning balance	102,693	132,543
Current service cost	5,136	5,441
Interest expense	3,536	849
Expenses recognised in the statement of profit and loss	8,672	6,290
Actuarial losses due to experience adjustments	(1,131)	1,294
Actuarial gains due to changes in financial assumptions	4,200	(35,302)
Actuarial gains from changes in demographic assumptions	0	(6)
Revaluation recognised directly in other comprehensive income	3,069	(34,014)
Pension benefits paid	(3,518)	(2,126)
Ending balance	€ 110,916	€ 102,693